Interests in associates, joint ventures and other investments - Additional Information (Details) - GBP (£)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of principal associates and joint ventures [line items]
Interests in associates and joint ventures	£ 286,500,000	£ 305,100,000	£ 412,900,000
Kantar US
Disclosure of principal associates and joint ventures [line items]
Cumulative share of unrecognised losses	137,900,000	29,500,000
ROW Chain
Disclosure of principal associates and joint ventures [line items]
Cumulative share of unrecognised losses	30,100,000	33,800,000
Kantar
Disclosure of principal associates and joint ventures [line items]
Interests in associates and joint ventures	0	0	61,200,000
Imagina Spain
Disclosure of principal associates and joint ventures [line items]
Cumulative share of unrecognised losses			23,000,000.0
Market value of equity interests			£ 0
Associates and Other Investments
Disclosure of principal associates and joint ventures [line items]
Capital commitments contracted	£ 2,200,000	£ 3,200,000